Segment disclosure - Disclosure of detailed information about geographic net assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Royalty, stream and other interests	$ 1,154,801	$ 1,116,128
Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	703,014	656,661
Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	438,131	440,941
Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	13,656	18,526
North America [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	780,962	755,404
North America [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	595,931	576,835
North America [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	185,031	172,879
North America [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	5,690
South America [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	231,446	230,053
South America [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	57,673	46,374
South America [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	173,773	183,679
South America [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	0
Australia [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	22,702	19,524
Australia [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	13,742	9,924
Australia [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	1,481
Australia [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	8,960	8,119
Africa [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	20,453	8,313
Africa [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	20,453	8,313
Africa [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	0
Africa [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	0
Asia [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	32,968	33,109
Asia [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	0
Asia [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	28,272	28,392
Asia [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	4,696	4,717
Europe [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	66,270	69,725
Europe [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	15,215	15,215
Europe [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	51,055	54,510
Europe [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	$ 0	$ 0